Share-Based Compensation (Details) - Schedule of Options Activities - 2020 Plan [Member] ¥ / shares in Units, ¥ in Thousands						12 Months Ended
		Dec. 31, 2021 CNY (¥) ¥ / shares shares		Dec. 31, 2021 $ / shares	[1]	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares		Dec. 31, 2022 $ / shares		Dec. 31, 2023 $ / shares
Share-Based Compensation (Details) - Schedule of Options Activities [Line Items]
Number of options, Options outstanding | shares		24,785	[1]			43,366		24,529	[1]
Weighted average exercise price, Options outstanding | $ / shares				$ 0.0504			$ 0.0504			$ 0.0504	[1]
Weighted average grant date fair value, Options outstanding | ¥ / shares		¥ 9,751.82	[1]			¥ 5,289.26		¥ 9,400.37	[1]
Weighted average remaining contractual term, Options outstanding		7 years 10 months 2 days				7 years 5 months 12 days		6 years 11 months 4 days
Aggregate intrinsic value, Options outstanding | ¥		¥ 26,237				¥ 1,116		¥ 3,028
Number of options, Options vested and expected to vest as of December 31, 2023 | shares						43,366	43,366
Weighted average exercise price, Options vested and expected to vest as of December 31, 2023 | $ / shares												$ 0.0504
Weighted average grant date fair value, Options vested and expected to vest as of December 31, 2023 | ¥ / shares						¥ 5,289.26
Weighted average remaining contractual term, Options vested and expected to vest as of December 31, 2023						7 years 5 months 12 days
Aggregate intrinsic value, Options vested and expected to vest as of December 31, 2023 | ¥						¥ 1,116
Number of options, Options exercisable as of December 31, 2023 | shares						43,366	43,366
Weighted average exercise price, Options exercisable as of December 31, 2023 | $ / shares												$ 0.0504
Weighted average grant date fair value, Options exercisable as of December 31, 2023 | ¥ / shares						¥ 5,289.26
Weighted average remaining contractual term, Options exercisable as of December 31, 2023						7 years 5 months 12 days
Aggregate intrinsic value, Options exercisable as of December 31, 2023 | ¥						¥ 13,696	$ 13,696
Number of options Granted | shares	[1]					37,494		1,244
Weighted average exercise price Granted | $ / shares	[1]						$ 0.0025			0.0504
Weighted average grant date fair value Granted | ¥ / shares	[1]					¥ 54.21		¥ 979.08
Number of options Exercised | shares	[1]					(18,332)		(1,431)
Weighted average exercise price Exercised | $ / shares	[1]						0.0504			0.0504
Weighted average grant date fair value Exercised | ¥ / shares	[1]					¥ 54.21		¥ 8,129.4
Number of options Forfeited | shares	[1]					(325)		(69)
Weighted average exercise price Forfeited | $ / shares	[1]						$ 0.0504			$ 0.0504
Weighted average grant date fair value Forfeited | ¥ / shares	[1]					¥ 4,504.06		¥ 9,963.15

[1]	The shares are presented on a retroactive basis to reflect the Company’s share consolidation on April 21, 2022, to effect a share consolidation of 20 ordinary shares with par value of US$0.0001 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.002 each of the Company, and a share consolidation on November 29, 2023, to effect a share consolidation of 12 ordinary shares with par value of US$0.002 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.024 each of the Company.